Document and Entity Information	Mar. 03, 2022
Cover [Abstract]
Entity Tax Identification Number	47-1052611
Amendment Flag	false
Entity Central Index Key	0001630627
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	TREACE MEDICAL CONCEPTS, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40355
Entity Address, Address Line One	203 Fort Wade Rd.
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Ponte Vedra
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32081
City Area Code	904
Local Phone Number	373-5940
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TMCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false